Transactions with Related Parties - Schedule of Expenses for Related Parties (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Research and Development
Related Party Transaction [Line Items]
Expenses for related parties		$ 94	$ 180	$ 200
General and Administrative
Related Party Transaction [Line Items]
Expenses for related parties	$ 56	$ 94	$ 874	$ 1,112
Financial Income (Expense), Net
Related Party Transaction [Line Items]
Expenses for related parties	$ 122